UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Multi-Manager Directional Alternative Strategies Fund
Institutional Class / CDAZX
Semi-Annual Shareholder Report | October 31, 2025
This semi-annual shareholder report contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 112	2.06% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 303,861,761
Total number of portfolio holdings	699
Portfolio turnover for the reporting period	120%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	47.9%
Short
Equity Risk	21.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal
tax
information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Multi-Manager Directional Alternative Strategies Fund | Institutional Class

|

SSR284_08_(12/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Directional Alternative Strategies Fund
Semi-Annual Financial Statements and Additional Information
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Directional Alternative Strategies Fund | 2025

Portfolio of Investments
October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 55.8%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 0.1%
Deutsche Telekom AG, Registered Shares	10,488	324,868
Entertainment 1.3%
Spotify Technology SA(a),(b)	4,913	3,219,587
Walt Disney Co. (The)	5,724	644,637
Total		3,864,224
Interactive Media & Services 0.4%
Alphabet, Inc., Class A(b)	4,534	1,274,916
Media 0.5%
Informa PLC	52,916	673,796
Nexstar Media Group, Inc., Class A	1,393	272,652
Omnicom Group, Inc.	6,640	498,133
Total		1,444,581
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.(b)	1,963	412,328
Total Communication Services		7,320,917
Consumer Discretionary 4.0%
Automobile Components 0.2%
Aptiv PLC(a)	7,414	601,275
Broadline Retail 0.7%
Amazon.com, Inc.(a)	8,042	1,964,017
eBay, Inc.(b)	3,644	296,294
Total		2,260,311
Diversified Consumer Services 0.5%
frontdoor, Inc.(a),(b)	20,925	1,390,048
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc.	229	1,162,802
Boyd Gaming Corp.	10,433	812,418
Darden Restaurants, Inc.	1,942	349,851
Flutter Entertainment PLC(a)	3,768	868,056
Restaurant Brands International, Inc.	4,974	326,742
Wyndham Hotels & Resorts, Inc.	7,636	560,712
Total		4,080,581
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
Lennar Corp., Class A	4,683	579,615
Specialty Retail 1.1%
Abercrombie & Fitch Co., Class A(a)	3,205	232,523
AutoNation, Inc.(a)	1,983	396,342
AutoZone, Inc.(a)	153	562,188
Best Buy Co., Inc.	3,046	250,198
Home Depot, Inc. (The)	907	344,288
Lowe’s Companies, Inc.	1,054	250,989
Ross Stores, Inc.	2,897	460,391
TJX Companies, Inc. (The)	4,557	638,618
Valvoline, Inc.(a)	7,261	239,686
Total		3,375,223
Total Consumer Discretionary		12,287,053
Consumer Staples 2.3%
Beverages 0.7%
Coca-Cola Bottling Co. Consolidated	3,928	512,133
Coca-Cola Co. (The)	10,692	736,679
Coca-Cola Europacific Partners PLC	5,294	470,266
Primo Brands Corp., Class A(b)	18,890	415,013
Total		2,134,091
Consumer Staples Distribution & Retail 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	4,424	390,462
Maplebear, Inc.(a)	9,471	349,101
Sysco Corp.	9,725	722,373
U.S. Foods Holding Corp.(a),(b)	14,809	1,075,430
Walmart, Inc.	5,114	517,434
Total		3,054,800
Food Products 0.2%
Kerry Group PLC, Class A	1,967	179,435
Lamb Weston Holdings, Inc.	3,368	207,907
Toyo Suisan Kaisha Ltd.	3,700	268,194
Total		655,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.4%
British American Tobacco, ADR	8,174	418,427
Philip Morris International, Inc.(b)	4,703	678,784
Total		1,097,211
Total Consumer Staples		6,941,638
Energy 1.1%
Energy Equipment & Services 0.8%
National Energy Services Reunited Corp.(a)	26,855	338,910
Saipem SpA	114,597	298,748
Solaris Energy Infrastructure, Inc., Class A(b)	34,859	1,855,545
Total		2,493,203
Oil, Gas & Consumable Fuels 0.3%
Marathon Petroleum Corp.(b)	3,482	678,677
Permian Resources Corp.	17,466	219,373
Total		898,050
Total Energy		3,391,253
Financials 7.8%
Banks 3.1%
AIB Group PLC	26,990	248,749
Bank of America Corp.(b)	29,383	1,570,521
Danske Bank A/S	5,060	226,148
East West Bancorp, Inc.(b)	4,933	501,193
Fifth Third Bancorp(b)	8,321	346,320
Huntington Bancshares, Inc.(b)	30,247	467,014
ING Groep NV	19,645	490,529
JPMorgan Chase & Co.(b)	6,628	2,062,103
M&T Bank Corp.	2,377	437,059
NatWest Group PLC	58,480	450,209
Nordea Bank Abp	28,336	484,196
Sumitomo Mitsui Financial Group, Inc.	7,300	197,639
United Overseas Bank Ltd.	5,300	140,967
Wells Fargo & Co.(b)	21,862	1,901,338
Total		9,523,985
Capital Markets 1.0%
Blue Owl Capital, Inc.	14,794	233,301
Charles Schwab Corp. (The)	4,843	457,760
Evercore, Inc., Class A(b)	1,444	425,345
Goldman Sachs Group, Inc. (The)	370	292,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Intercontinental Exchange, Inc.	1,750	256,008
LPL Financial Holdings, Inc.	2,688	1,014,209
Morgan Stanley	2,299	377,036
Total		3,055,726
Consumer Finance 0.4%
American Express Co.	1,380	497,807
Capital One Financial Corp.	1,342	295,227
SLM Corp.(b)	6,696	179,788
Synchrony Financial(b)	4,258	316,710
Total		1,289,532
Financial Services 1.0%
Apollo Global Management, Inc.	2,703	336,010
Berkshire Hathaway, Inc., Class B(a)	1,009	481,838
Corpay, Inc.(a)	2,479	645,408
Equitable Holdings, Inc.	3,705	183,027
Fidelity National Information Services, Inc.	6,867	429,325
Visa, Inc., Class A	1,194	406,843
Voya Financial, Inc.	1,773	132,017
WEX, Inc.(a)	2,610	380,747
Total		2,995,215
Insurance 2.3%
Allstate Corp. (The)	2,590	496,037
Aon PLC, Class A	2,603	886,790
Arthur J Gallagher & Co.	1,567	390,951
Baldwin Insurance Group, Inc. (The), Class A(a)	9,180	202,878
Beazley PLC	40,735	498,344
Brown & Brown, Inc.	3,249	259,075
Chubb Ltd.	1,896	525,078
Everest Group Ltd.	1,544	485,619
First American Financial Corp.	3,928	245,539
Hiscox Ltd.	26,662	482,003
Markel Group, Inc.(a)	332	655,544
Progressive Corp. (The)	1,881	387,486
RenaissanceRe Holdings Ltd.	2,088	530,540
Travelers Companies, Inc. (The)	1,257	337,655
White Mountains Insurance Group Ltd.	217	413,290
Total		6,796,829
Total Financials		23,661,287
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 2.0%
AbbVie, Inc.(b)	6,494	1,415,952
Amgen, Inc.(b)	2,052	612,378
Biogen, Inc.(a)	2,407	371,328
Grifols SA	12,117	157,011
Natera, Inc.(a),(b)	18,201	3,620,725
Total		6,177,394
Health Care Equipment & Supplies 1.3%
Abbott Laboratories(b)	2,485	307,195
Artivion, Inc.(a)	33,088	1,501,202
Establishment Labs Holdings, Inc.(a)	25,155	1,206,182
GE HealthCare Technologies, Inc.	6,018	451,049
Medtronic PLC	4,833	438,353
Stryker Corp.	157	55,930
Zimmer Biomet Holdings, Inc.	372	37,408
Total		3,997,319
Health Care Providers & Services 2.8%
Cencora, Inc.	1,807	610,423
Centene Corp.(a)	375	13,264
Cigna Group (The)(b)	1,186	289,870
CVS Health Corp.	9,921	775,326
DaVita, Inc.(a)	428	50,941
Elevance Health, Inc.(b)	342	108,482
GeneDx Holdings Corp.(a),(b)	23,860	3,266,673
HCA Healthcare, Inc.	1,414	649,988
Humana, Inc.	401	111,554
McKesson Corp.	972	788,622
Molina Healthcare, Inc.(a)	205	31,377
Quest Diagnostics, Inc.	894	157,299
Tenet Healthcare Corp.(a)	2,269	468,526
UnitedHealth Group, Inc.	2,687	917,772
Universal Health Services, Inc., Class B	510	110,675
Total		8,350,792
Health Care Technology 1.0%
HeartFlow, Inc.(a)	40,345	1,499,220
Waystar Holding Corp.(a),(b)	44,414	1,592,242
Total		3,091,462
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
ICON PLC(a)	2,222	381,784
IQVIA Holdings, Inc.(a)	2,542	550,241
QIAGEN NV	5,189	243,105
Total		1,175,130
Pharmaceuticals 1.1%
AstraZeneca PLC	3,889	641,485
Bristol-Myers Squibb Co.	8,358	385,053
Ipsen SA	1,026	144,185
Johnson & Johnson(b)	5,227	987,224
Merck & Co., Inc.	527	45,311
Novartis AG, ADR	1,129	139,759
Novo Nordisk A/S, Class B	7,142	351,613
Pfizer, Inc.	707	17,428
Sandoz Group AG, ADR	6,953	463,604
Sanofi SA	252	25,493
UCB SA	578	148,628
Total		3,349,783
Total Health Care		26,141,880
Industrials 9.3%
Aerospace & Defense 0.8%
Airbus Group SE	2,561	631,469
Howmet Aerospace, Inc.(b)	3,675	756,866
L3Harris Technologies, Inc.	3,630	1,049,433
Total		2,437,768
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,465	841,555
Expeditors International of Washington, Inc.	3,962	482,968
FedEx Corp.	1,790	454,338
Total		1,778,861
Building Products 1.3%
Allegion PLC	3,617	599,590
Builders FirstSource, Inc.(a)	5,254	610,357
Carrier Global Corp.	7,779	462,773
Masco Corp.	11,117	719,937
MasterBrand, Inc.(a),(b)	56,994	719,834
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Resideo Technologies, Inc.(a),(b)	10,973	469,644
UFP Industries, Inc.	3,636	334,985
Total		3,917,120
Commercial Services & Supplies 0.6%
Brink’s Co. (The)	9,337	1,037,901
HNI Corp.	16,243	664,664
Total		1,702,565
Construction & Engineering 0.7%
AECOM	6,231	837,135
Comfort Systems U.S.A., Inc.	1,399	1,350,846
Total		2,187,981
Electrical Equipment 0.6%
Acuity, Inc.	1,367	499,024
AMETEK, Inc.	1,901	384,211
Emerson Electric Co.	1,532	213,821
Hubbell, Inc.	1,563	734,610
Total		1,831,666
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd.	4,744	341,331
Norfolk Southern Corp.	608	172,295
Old Dominion Freight Line, Inc.	2,876	403,848
Uber Technologies, Inc.(a)	11,007	1,062,175
Total		1,979,649
Industrial Conglomerates 0.5%
3M Co.	4,188	697,302
Honeywell International, Inc.	2,671	537,752
Siemens AG, Registered Shares	958	271,495
Total		1,506,549
Machinery 1.2%
Allison Transmission Holdings, Inc.	5,820	480,441
Andritz AG	2,924	221,071
Cummins, Inc.	888	388,660
Flowserve Corp.	5,765	393,461
IMI PLC	15,258	479,696
Nordson Corp.	2,565	594,952
Otis Worldwide Corp.	6,023	558,693
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	338	261,217
Westinghouse Air Brake Technologies Corp.(b)	1,461	298,687
Total		3,676,878
Marine Transportation 0.1%
Matson, Inc.	2,241	226,229
Passenger Airlines 0.2%
Delta Air Lines, Inc.	4,324	248,111
United Airlines Holdings, Inc.(a)	3,908	367,509
Total		615,620
Professional Services 1.6%
Equifax, Inc.	2,681	565,959
Huron Consulting Group, Inc.(a)	3,908	642,631
Jacobs Solutions, Inc.	6,968	1,085,684
KBR, Inc.(b)	12,446	533,187
Leidos Holdings, Inc.	2,125	404,749
SS&C Technologies Holdings, Inc.	8,487	720,716
TriNet Group, Inc.	3,461	207,660
Upwork, Inc.(a),(b)	50,183	799,917
Total		4,960,503
Trading Companies & Distributors 0.5%
DNOW, Inc.(a),(b)	21,471	315,624
Herc Holdings Inc	4,316	613,088
Rexel SA	13,045	452,335
Total		1,381,047
Total Industrials		28,202,436
Information Technology 13.9%
Communications Equipment 1.2%
InterDigital, Inc.	2,627	950,869
Viavi Solutions, Inc.(a),(b)	142,273	2,518,232
Total		3,469,101
Electronic Equipment, Instruments & Components 2.8%
Advanced Energy Industries, Inc.(b)	17,349	3,517,163
Arrow Electronics, Inc.(a),(b)	2,344	261,473
CDW Corp.(b)	3,297	525,443
Celestica, Inc.(a)	1,773	610,763
Flex Ltd.(a)	23,496	1,468,970
Jabil, Inc.(b)	2,328	514,232
Keysight Technologies, Inc.(a)	3,220	589,131
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(a)	7,566	603,388
Zebra Technologies Corp., Class A(a)	1,403	377,758
Total		8,468,321
IT Services 0.3%
Capgemini SE	1,947	299,537
EPAM Systems, Inc.(a)	3,129	511,717
Total		811,254
Semiconductors & Semiconductor Equipment 5.5%
Applied Materials, Inc.	1,937	451,515
Broadcom, Inc.(b)	4,263	1,575,733
Lam Research Corp.	5,697	897,050
Microchip Technology, Inc.	7,337	457,975
Micron Technology, Inc.	2,871	642,444
MKS, Inc.(b)	27,258	3,917,247
NXP Semiconductors NV	1,665	348,185
Silicon Motion Technology Corp., ADR(b)	44,846	4,399,841
Tower Semiconductor Ltd.(a),(b)	48,025	4,090,289
Total		16,780,279
Software 3.3%
Adeia, Inc.(b)	30,791	524,678
Check Point Software Technologies Ltd.(a)	1,977	386,859
Gen Digital, Inc.(b)	25,737	678,427
JFrog Ltd.(a),(b)	53,398	2,535,337
Microsoft Corp.(b)	7,170	3,712,698
NiCE Ltd., ADR(a)	2,571	351,353
Oracle Corp.(b)	2,147	563,824
Salesforce, Inc.	1,805	470,040
Samsara, Inc., Class A(a),(b)	21,305	855,822
Total		10,079,038
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Inc.	2,432	394,008
NetApp, Inc.	4,484	528,126
Samsung Electronics Co., Ltd.	12,049	907,003
Seagate Technology Holdings PLC	2,750	703,670
Total		2,532,807
Total Information Technology		42,140,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.8%
Chemicals 0.6%
DuPont de Nemours, Inc.	9,526	777,798
Methanex Corp.	20,225	795,247
Mosaic Co. (The)(b)	13,863	380,539
Solstice Advanced Materials, Inc.(a)	668	30,096
Total		1,983,680
Construction Materials 0.4%
CRH PLC	10,359	1,233,757
Containers & Packaging 0.1%
Smurfit WestRock PLC	5,734	211,699
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	7,020	292,734
Reliance, Inc.	1,478	417,432
Royal Gold, Inc.	2,769	483,993
Steel Dynamics, Inc.	3,630	569,184
Total		1,763,343
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	2,936	255,755
Total Materials		5,448,234
Real Estate 1.3%
Diversified REITs 0.2%
Essential Properties Realty Trust, Inc.	18,341	548,029
Office REITs 0.2%
BXP, Inc.	6,162	438,673
COPT Defense Properties	9,827	276,826
Total		715,499
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,833	559,230
Residential REITs 0.1%
Invitation Homes, Inc.	5,703	160,540
Retail REITs 0.2%
Kimco Realty Corp.(b)	20,355	420,534
Regency Centers Corp.(b)	4,550	313,723
Total		734,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.4%
Extra Space Storage, Inc.	2,411	321,965
Fermi, Inc.(a)	9,286	243,386
Lamar Advertising Co., Class A(b)	2,189	259,594
VICI Properties, Inc.(b)	14,256	427,537
Total		1,252,482
Total Real Estate		3,970,037
Utilities 3.3%
Electric Utilities 2.3%
American Electric Power Co., Inc.(b)	3,854	463,482
Enel SpA	60,302	610,001
Entergy Corp.	9,519	914,681
FirstEnergy Corp.	14,596	668,935
NextEra Energy, Inc.	5,863	477,248
NRG Energy, Inc.	4,934	847,957
OGE Energy Corp.(b)	17,439	769,757
PPL Corp.(b)	18,761	685,152
Scottish & Southern Energy PLC	22,121	557,290
Southern Co. (The)	6,599	620,570
Xcel Energy, Inc.	5,149	417,944
Total		7,033,017
Independent Power and Renewable Electricity Producers 0.5%
Talen Energy Corp.(a)	2,500	999,450
Vistra Corp.	2,881	542,492
Total		1,541,942
Multi-Utilities 0.5%
CenterPoint Energy, Inc.(b)	17,672	675,777
NiSource, Inc.	18,862	794,279
Total		1,470,056
Total Utilities		10,045,015
Total Common Stocks (Cost $121,794,145)		169,550,550

Exchange-Traded Equity Funds 16.2%
	Shares	Value ($)
International 4.3%
iShares Core MSCI International Developed Markets ETF	163,520	13,200,970
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Large Cap 11.9%
iShares Core S&P 500 ETF	52,780	36,166,439
Total Exchange-Traded Equity Funds (Cost $42,703,972)		49,367,409

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(a),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.7%
Value ($)
(Cost $2,349,869)	1,998,369

Put Option Contracts Purchased 0.5%

(Cost $1,971,147)	1,538,395

Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(e),(f)	51,260,570	51,245,192
Total Money Market Funds (Cost $51,246,551)		51,245,192
Total Investments (Cost $220,065,684)		273,699,915

Investments in Securities Sold Short

Common Stocks (38.3)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.5)%
AST SpaceMobile, Inc.(a)	(3,978)	(319,234)
Liberty Global Ltd., Class C(a)	(34,371)	(383,237)
Lumen Technologies, Inc.(a)	(14,250)	(146,490)
Telia Co. AB	(90,641)	(356,824)
TELUS Corp.	(20,385)	(298,097)
Total		(1,503,882)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services (0.9)%
Facebook Inc., Class A	(3,956)	(2,564,873)
Grindr, Inc.(a)	(12,683)	(175,786)
Total		(2,740,659)
Media (0.2)%
Dentsu, Inc.	(18,500)	(366,390)
Fuji Media Holdings, Inc.	(15,500)	(345,283)
Total		(711,673)
Total Communication Services		(4,956,214)
Consumer Discretionary (6.7)%
Automobile Components (0.1)%
Nokian Renkaat OYJ	(21,116)	(212,939)
Automobiles (0.0)%
Rivian Automotive, Inc.(a)	(15,160)	(205,721)
Broadline Retail (1.2)%
eBay, Inc.	(26,433)	(2,149,267)
Sea Ltd., ADR(a)	(9,288)	(1,451,250)
Total		(3,600,517)
Diversified Consumer Services (0.9)%
Duolingo, Inc.(a)	(8,008)	(2,167,285)
Service Corp. International	(7,039)	(587,827)
Total		(2,755,112)
Hotels, Restaurants & Leisure (2.9)%
Booking Holdings, Inc.	(435)	(2,208,817)
Cava Group, Inc.(a)	(32,968)	(1,771,371)
Choice Hotels International, Inc.	(1,890)	(175,694)
Cracker Barrel Old Country Store, Inc.	(5,621)	(189,428)
Hyatt Hotels Corp., Class A	(2,843)	(390,657)
InterContinental Hotels Group PLC	(1,150)	(138,721)
MGM Resorts International(a)	(9,674)	(309,858)
Royal Caribbean Cruises Ltd.	(9,223)	(2,645,433)
Seaworld Entertainment, Inc.(a)	(7,554)	(365,614)
Shake Shack, Inc., Class A(a)	(2,234)	(215,603)
Texas Roadhouse, Inc.	(1,256)	(205,457)
Wendy’s Co. (The)	(25,928)	(221,425)
Total		(8,838,078)

Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables (1.1)%
Cavco Industries, Inc.(a)	(4,503)	(2,385,689)
KB Home	(7,560)	(471,895)
LGI Homes, Inc.(a)	(5,413)	(220,905)
Meritage Homes Corp.	(4,016)	(271,321)
Total		(3,349,810)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(3,260)	(252,096)
Specialty Retail (0.3)%
CarMax, Inc.(a)	(2,494)	(104,524)
Carvana Co.(a)	(522)	(160,014)
Dick’s Sporting Goods, Inc.	(1,403)	(310,694)
Tractor Supply Co.	(5,359)	(289,975)
Total		(865,207)
Textiles, Apparel & Luxury Goods (0.1)%
Birkenstock Holding PLC(a)	(3,005)	(119,930)
Moncler SpA	(2,311)	(138,635)
On Holding AG(a)	(1,979)	(73,520)
Total		(332,085)
Total Consumer Discretionary		(20,411,565)
Consumer Staples (1.9)%
Beverages (0.3)%
Becle SAB de CV	(186,500)	(229,078)
Brown-Forman Corp., Class B	(12,852)	(349,960)
National Beverage Corp.(a)	(4,805)	(164,668)
Treasury Wine Estates Ltd.	(36,941)	(144,694)
Total		(888,400)
Consumer Staples Distribution & Retail (0.8)%
Costco Wholesale Corp.	(2,256)	(2,056,231)
Dollar General Corp.	(1,703)	(168,018)
United Natural Foods, Inc.(a)	(5,216)	(196,383)
Total		(2,420,632)
Food Products (0.5)%
Ezaki Glico Co., Ltd.	(5,500)	(175,760)
Hershey Co. (The)	(1,356)	(230,018)
Hormel Foods Corp.	(8,877)	(191,654)
Kellogg Co.	(3,344)	(277,753)
Kikkoman Corp.	(19,400)	(154,483)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Kraft Heinz Co. (The)	(11,275)	(278,831)
Lotus Bakeries NV	(26)	(226,841)
Total		(1,535,340)
Household Products (0.2)%
Church & Dwight Co., Inc.	(2,333)	(204,581)
Kimberly-Clark Corp.	(2,397)	(286,945)
Total		(491,526)
Personal Care Products (0.1)%
Beiersdorf AG	(2,184)	(231,534)
Coty, Inc., Class A(a)	(54,106)	(214,801)
Total		(446,335)
Total Consumer Staples		(5,782,233)
Energy (0.5)%
Oil, Gas & Consumable Fuels (0.5)%
Comstock Resources, Inc.(a)	(3,978)	(74,588)
Energy Fuels, Inc.(a)	(52,868)	(1,084,323)
Occidental Petroleum Corp.	(5,897)	(242,956)
Total		(1,401,867)
Total Energy		(1,401,867)
Financials (5.2)%
Banks (1.2)%
Aozora Bank Ltd.	(33,800)	(483,951)
Bank of Hawaii Corp.	(9,010)	(585,019)
Commonwealth Bank of Australia	(5,875)	(659,205)
CVB Financial Corp.	(12,599)	(231,444)
First Financial Bankshares, Inc.	(17,014)	(525,562)
Glacier Bancorp, Inc.	(16,648)	(680,071)
Texas Capital Bancshares, Inc.(a)	(5,040)	(422,554)
Total		(3,587,806)
Capital Markets (1.7)%
Blackstone, Inc.	(3,137)	(460,010)
EQT AB	(18,313)	(632,853)
KKR & Co., Inc., Class A	(10,680)	(1,263,764)
MarketAxess Holdings, Inc.	(12,018)	(1,923,601)
Moelis & Co., Class A	(8,166)	(517,153)
T Rowe Price Group, Inc.	(2,212)	(226,796)
Total		(5,024,177)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance (0.1)%
Goeasy Ltd.	(2,179)	(262,015)
Financial Services (0.7)%
Jack Henry & Associates, Inc.	(1,388)	(206,729)
Shift4 Payments, Inc.(a)	(26,376)	(1,822,582)
Toast, Inc. Class A(a)	(5,337)	(192,879)
Total		(2,222,190)
Insurance (1.5)%
Brown & Brown, Inc.	(15,927)	(1,270,019)
Cincinnati Financial Corp.	(1,908)	(294,958)
Erie Indemnity Co., Class A	(259)	(75,794)
Goosehead Insurance, Inc.	(21,749)	(1,493,504)
Kinsale Capital Group, Inc.	(908)	(362,719)
Lemonade, Inc.(a)	(2,696)	(161,975)
Lifenet Insurance Co.(a)	(20,300)	(247,546)
RLI Corp.	(2,226)	(131,245)
Swiss Re AG	(1,353)	(247,060)
Trupanion, Inc.(a)	(1,958)	(78,300)
Zurich Insurance Group AG	(373)	(259,411)
Total		(4,622,531)
Total Financials		(15,718,719)
Health Care (4.1)%
Biotechnology (0.9)%
Anavex Life Sciences Corp.(a)	(9,953)	(79,325)
ARS Pharmaceuticals, Inc.(a)	(6,949)	(62,263)
Ascendis Pharma A/S ADR(a)	(849)	(171,158)
CareDx, Inc.(a)	(41,457)	(621,855)
Caris Life Sciences, Inc.(a)	(5,061)	(152,235)
GRAIL, Inc.(a)	(1,684)	(154,810)
Intellia Therapeutics, Inc.(a)	(26,479)	(334,165)
Krystal Biotech, Inc.(a)	(335)	(66,166)
Madrigal Pharmaceuticals, Inc.(a)	(400)	(167,560)
Moderna, Inc.(a)	(3,714)	(100,872)
Recursion Pharmaceuticals, Inc., Class A(a)	(19,801)	(109,302)
Rhythm Pharmaceuticals, Inc.(a)	(1,426)	(162,222)
Soleno Therapeutics, Inc.(a)	(5,911)	(396,983)
TG Therapeutics, Inc.(a)	(3,343)	(116,270)
Total		(2,695,186)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies (1.1)%
Ambu A/S	(5,307)	(82,548)
Carl Zeiss Meditec AG	(2,412)	(122,339)
Dexcom, Inc.(a)	(2,198)	(127,967)
Haemonetics Corp.(a)	(29,802)	(1,490,398)
Lantheus Holdings, Inc.(a)	(26,943)	(1,554,342)
Neogen Corp.(a)	(10,391)	(64,112)
Total		(3,441,706)
Health Care Providers & Services (0.1)%
Hims & Hers Health, Inc.(a)	(2,218)	(100,830)
Hinge Health, Inc., Class A(a)	(3,232)	(160,824)
Omada Health, Inc.(a)	(6,831)	(167,838)
Total		(429,492)
Health Care Technology (0.1)%
Claritev Corp.(a)	(2,109)	(137,296)
Life Sciences Tools & Services (0.2)%
10X Genomics, Inc., Class A(a)	(9,014)	(122,951)
Oxford Nanopore Technologies PLC(a)	(48,846)	(88,091)
Tempus AI, Inc.(a)	(4,006)	(359,939)
Total		(570,981)
Pharmaceuticals (1.7)%
Bristol-Myers Squibb Co.	(63,199)	(2,911,578)
Corcept Therapeutics, Inc.(a)	(1,780)	(130,777)
LENZ Therapeutics, Inc.(a)	(39,720)	(1,180,478)
Zoetis, Inc.	(5,528)	(796,529)
Total		(5,019,362)
Total Health Care		(12,294,023)
Industrials (7.9)%
Building Products (1.1)%
Carrier Global Corp.	(43,631)	(2,595,608)
Hayward Holdings, Inc.(a)	(29,402)	(498,952)
Simpson Manufacturing Co., Inc.	(1,656)	(292,284)
Total		(3,386,844)

Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies (1.2)%
Cintas Corp.	(13,819)	(2,532,608)
Copart, Inc.(a)	(17,326)	(745,191)
Montrose Environmental Group, Inc.(a)	(6,706)	(173,551)
Tetra Tech, Inc.	(8,762)	(280,209)
Total		(3,731,559)
Construction & Engineering (0.6)%
Arcosa, Inc.	(2,065)	(210,630)
Emcor Group, Inc.	(2,242)	(1,515,099)
Total		(1,725,729)
Electrical Equipment (0.1)%
NANO Nuclear Energy, Inc.(a)	(3,887)	(184,788)
Regal Rexnord Corp.	(943)	(132,859)
Total		(317,647)
Machinery (1.7)%
Husqvarna AB	(56,420)	(267,151)
Illinois Tool Works	(6,676)	(1,628,410)
Kornit Digital Ltd.(a)	(4,065)	(54,878)
Proto Labs, Inc.(a)	(12,744)	(634,141)
Spirax-Sarco Engineering PLC	(3,046)	(284,109)
Stanley Black & Decker, Inc.	(23,826)	(1,613,497)
VAT Group AG	(1,528)	(667,762)
Total		(5,149,948)
Marine Transportation (0.1)%
Kuehne + Nagel International AG, Registered Shares	(982)	(188,394)
Mitsui OSK Lines Ltd.	(5,700)	(169,356)
Total		(357,750)
Passenger Airlines (0.1)%
American Airlines Group, Inc.(a)	(15,676)	(205,826)
Professional Services (1.4)%
Automatic Data Processing, Inc.	(2,371)	(617,171)
Dayforce, Inc.(a)	(2,646)	(181,886)
ICF International, Inc.	(2,226)	(178,703)
Paychex, Inc.	(19,736)	(2,309,704)
Paycom Software, Inc.	(5,272)	(986,339)
Total		(4,273,803)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors (1.6)%
SiteOne Landscape Supply, Inc.(a)	(1,427)	(185,182)
Watsco, Inc.	(8,048)	(2,961,744)
WW Grainger, Inc.	(1,660)	(1,625,140)
Total		(4,772,066)
Total Industrials		(23,921,172)
Information Technology (8.5)%
Communications Equipment (0.6)%
F5, Inc.(a)	(7,525)	(1,904,201)
Electronic Equipment, Instruments & Components (0.4)%
Cognex Corp.	(14,854)	(614,807)
Novanta, Inc.(a)	(4,789)	(608,251)
Total		(1,223,058)
IT Services (0.2)%
Amdocs Ltd.	(3,590)	(302,493)
Infosys Ltd., ADR	(18,298)	(303,198)
Total		(605,691)
Semiconductors & Semiconductor Equipment (2.0)%
Entegris, Inc.	(16,700)	(1,529,219)
GlobalFoundries, Inc.(a)	(42,719)	(1,520,796)
Power Integrations, Inc.	(6,487)	(271,741)
Texas Instruments, Inc.	(14,203)	(2,293,216)
Tokyo Electron Ltd.	(2,000)	(440,941)
Total		(6,055,913)
Software (4.5)%
Blackline, Inc.(a)	(4,442)	(254,305)
Circle Internet Group, Inc.(a)	(3,956)	(502,333)
Dynatrace, Inc.(a)	(39,564)	(2,000,751)
Fortinet, Inc.(a)	(30,400)	(2,627,472)
Hut 8 Corp.(a)	(31,765)	(1,609,215)
Manhattan Associates, Inc.(a)	(11,190)	(2,037,363)
Nebius Group NV(a)	(5,290)	(692,038)
Onestream, Inc.(a)	(39,563)	(747,345)
SAP SE, ADR	(11,837)	(3,077,738)
Total		(13,548,560)

Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals (0.8)%
Dell Technologies, Inc., Class C	(10,592)	(1,716,010)
IonQ, Inc.(a)	(11,228)	(700,403)
Total		(2,416,413)
Total Information Technology		(25,753,836)
Materials (0.6)%
Chemicals (0.1)%
BASF SE	(6,893)	(340,113)
Containers & Packaging (0.4)%
Amcor PLC	(39,477)	(311,868)
Graphic Packaging Holding Co.	(6,147)	(98,291)
Greif, Inc., Class A	(7,380)	(419,848)
International Paper Co.	(8,166)	(315,534)
Total		(1,145,541)
Paper & Forest Products (0.1)%
Stora Enso OYJ, Class R	(34,950)	(406,964)
Total Materials		(1,892,618)
Real Estate (1.0)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(355)	(378,783)
Industrial REITs (0.1)%
Segro PLC	(37,669)	(345,665)
Office REITs (0.2)%
SL Green Realty Corp.	(9,697)	(497,941)
Real Estate Management & Development (0.2)%
Aroundtown SA(a)	(46,244)	(165,251)
Sagax AB, Class B	(20,751)	(465,667)
Total		(630,918)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc.	(2,635)	(337,886)
Retail REITs (0.2)%
Unibail-Rodamco-Westfield	(5,048)	(521,979)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(2,131)	(363,144)
Total Real Estate		(3,076,316)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.3)%
Electric Utilities (0.3)%
Fortis, Inc.	(9,156)	(459,906)
Verbund AG	(7,367)	(568,586)
Total		(1,028,492)
Total Utilities		(1,028,492)
Total Common Stocks (Proceeds $120,173,820)		(116,237,055)

Limited Partnerships (0.0)%

Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
Dorchester Minerals LP	(2,554)	(64,514)
Total Energy		(64,514)
Total Limited Partnerships (Proceeds $62,798)		(64,514)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(4,785)	(250,356)
Total Consumer Discretionary		(250,356)
Total Preferred Stocks (Proceeds $368,093)		(250,356)

Exchange-Traded Equity Funds (3.7)%
	Shares	Value ($)
U.S. Mid Large Cap (0.8)%
VanEck Vectors Semiconductor ETF(a)	(6,669)	(2,420,980)
U.S. Small Mid Cap (2.9)%
State Street SPDR S&P Biotech ETF	(77,839)	(8,773,234)
Total Exchange-Traded Equity Funds (Proceeds $9,713,314)		(11,194,214)
Total Investments in Securities Sold Short (Proceeds $130,318,025)		(127,746,139)
Total Investments in Securities, Net of Securities Sold Short		145,953,776
Other Assets & Liabilities, Net		157,907,985
Net Assets		303,861,761
At October 31, 2025, securities and/or cash totaling $212,417,865 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	5,488,511	203	270.00	11/21/2025	139,719	129,412
Astera Labs, Inc.	Morgan Stanley	USD	485,368	26	162.50	11/07/2025	42,356	75,920
Bridgebio Pharma, Inc.	Morgan Stanley	USD	1,171,368	187	70.00	11/21/2025	61,080	16,830
Carrier Global Corp.	Morgan Stanley	USD	779,319	131	62.50	11/21/2025	15,893	11,462
Cava Group, Inc.	Morgan Stanley	USD	1,773,090	330	59.00	11/07/2025	81,645	73,425
Cavco Industries, Inc.	Morgan Stanley	USD	2,119,200	40	560.00	11/21/2025	53,637	54,000
Cirrus Logic, Inc.	Morgan Stanley	USD	875,490	66	130.00	11/21/2025	52,318	52,800
Comfort Systems USA, Inc.	Morgan Stanley	USD	675,906	7	830.00	11/21/2025	39,393	98,840
Duolingo, Inc.	Morgan Stanley	USD	893,112	33	295.00	11/07/2025	57,936	43,890
Dynatrace, Inc.	Morgan Stanley	USD	2,002,572	396	52.50	11/21/2025	54,202	74,250
Energy Fuels, Inc.	Morgan Stanley	USD	1,084,979	529	22.50	11/07/2025	78,397	68,770
Entegris, Inc.	Morgan Stanley	USD	1,144,625	125	100.00	11/21/2025	69,111	25,937
F5, Inc.	Morgan Stanley	USD	910,980	36	320.00	11/21/2025	34,037	450
Goosehead Insurance, Inc.	Morgan Stanley	USD	363,951	53	75.00	11/21/2025	17,451	6,890
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Haemonetics Corp.	Morgan Stanley	USD	1,425,285	285	55.00	11/21/2025	70,075	54,150
Hut 8 Corp.	Morgan Stanley	USD	1,307,028	258	55.00	11/07/2025	69,140	69,144
iShares Russell 2000 ETF	Morgan Stanley	USD	5,121,584	208	245.00	11/21/2025	156,986	129,688
iShares Russell 2000 ETF	Morgan Stanley	USD	3,422,597	139	242.00	11/21/2025	95,112	113,285
Kinsale Capital Group, Inc.	Morgan Stanley	USD	1,078,569	27	460.00	11/21/2025	42,389	4,253
Kinsale Capital Group, Inc.	Morgan Stanley	USD	279,629	7	470.00	11/21/2025	9,770	1,103
Lantheus Holdings, Inc.	Morgan Stanley	USD	1,551,861	269	60.00	11/21/2025	98,509	107,600
Microsoft Corp.	Morgan Stanley	USD	6,317,282	122	525.00	11/21/2025	200,234	107,055
Microsoft Corp.	Morgan Stanley	USD	2,174,802	42	535.00	11/21/2025	47,177	21,525
MKS, Inc.	Morgan Stanley	USD	1,911,343	133	145.00	11/21/2025	110,792	114,380
Nebius Group NV	Morgan Stanley	USD	340,132	26	131.00	11/07/2025	13,858	17,680
NVIDIA Corp.	Morgan Stanley	USD	2,672,868	132	200.00	11/07/2025	71,727	79,530
NVIDIA Corp.	Morgan Stanley	USD	2,672,868	132	210.00	11/14/2025	51,595	44,220
Royal Caribbean Cruises Ltd.	Morgan Stanley	USD	1,118,637	39	305.00	11/14/2025	11,456	7,722
Royal Caribbean Cruises Ltd.	Morgan Stanley	USD	1,520,199	53	312.50	11/14/2025	15,299	7,288
Shift4 Payments, Inc.	Morgan Stanley	USD	2,197,380	318	75.00	11/21/2025	95,580	98,580
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,304,863	133	97.50	11/21/2025	111,487	70,490
Silicon Motion Technology Corp.	Morgan Stanley	USD	412,062	42	95.00	11/21/2025	27,660	28,140
Stanley Black & Decker, Inc.	Morgan Stanley	USD	981,940	145	77.50	11/21/2025	18,563	10,875
Sterling Infrastructure, Inc.	Morgan Stanley	USD	1,473,810	39	400.00	11/21/2025	125,698	86,190
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	USD	1,982,838	66	300.00	11/07/2025	37,387	44,220
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley	USD	1,982,838	66	302.50	11/07/2025	53,113	35,310
WW Grainger, Inc.	Morgan Stanley	USD	1,272,700	13	1,000.00	11/21/2025	19,087	13,065
Total							2,349,869	1,998,369

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	USD	456,040	10	470.00	11/21/2025	21,078	24,400
Argenx SE	Morgan Stanley	USD	1,637,000	20	770.00	11/21/2025	38,522	22,600
Argenx SE	Morgan Stanley	USD	1,637,000	20	760.00	11/21/2025	31,242	17,700
Axon Enterprise, Inc.	Morgan Stanley	USD	1,684,129	23	710.00	11/21/2025	75,074	87,975
Axon Enterprise, Inc.	Morgan Stanley	USD	951,899	13	690.00	11/21/2025	34,864	39,585
Axon Enterprise, Inc.	Morgan Stanley	USD	292,892	4	630.00	11/21/2025	16,817	4,780
Bridgebio Pharma, Inc.	Morgan Stanley	USD	1,741,392	278	47.50	12/19/2025	91,746	18,070
Bridgebio Pharma, Inc.	Morgan Stanley	USD	81,432	13	55.00	12/19/2025	3,907	2,535
Bridgebio Pharma, Inc.	Morgan Stanley	USD	81,432	13	50.00	12/19/2025	3,216	1,365
Carvana Co.	Morgan Stanley	USD	827,658	27	330.00	11/07/2025	63,386	68,850
Carvana Co.	Morgan Stanley	USD	1,226,160	40	310.00	11/14/2025	66,531	65,300
Carvana Co.	Morgan Stanley	USD	797,004	26	300.00	11/14/2025	31,276	31,265
Carvana Co.	Morgan Stanley	USD	797,004	26	290.00	11/14/2025	25,325	21,255
F5, Inc.	Morgan Stanley	USD	1,341,165	53	300.00	11/21/2025	76,786	250,160
FormFactor, Inc.	Morgan Stanley	USD	1,088,010	198	40.00	11/21/2025	42,879	2,475
Invesco QQQ Trust	Morgan Stanley	USD	8,303,724	132	629.00	11/05/2025	78,150	59,070
IREN Ltd.	Morgan Stanley	USD	801,900	132	60.00	11/07/2025	80,247	66,000
IREN Ltd.	Morgan Stanley	USD	801,900	132	57.00	11/14/2025	77,158	66,000
MKS, Inc.	Morgan Stanley	USD	962,857	67	120.00	11/21/2025	35,653	13,065
ON Semiconductor Corp.	Morgan Stanley	USD	991,584	198	51.00	11/07/2025	62,435	76,725
Onestream, Inc.	Morgan Stanley	USD	498,696	264	17.50	11/21/2025	22,521	25,080
QUALCOMM, Inc.	Morgan Stanley	USD	1,302,480	72	175.00	11/07/2025	26,114	24,840
Sandisk Corp.	Morgan Stanley	USD	3,408,543	171	170.00	11/07/2025	224,088	70,110
Sandisk Corp.	Morgan Stanley	USD	1,056,449	53	190.00	11/07/2025	74,783	58,035
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,167,509	119	95.00	11/21/2025	69,132	49,980
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,039,966	106	90.00	11/21/2025	37,631	23,585
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,442,217	147	82.50	11/21/2025	67,128	19,845
Silicon Motion Technology Corp.	Morgan Stanley	USD	1,314,674	134	85.00	11/21/2025	65,027	15,745
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	1,831,112	344	45.00	11/21/2025	166,158	96,320
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	282,119	53	35.00	11/21/2025	11,009	3,843
Spotify Technology SA	Morgan Stanley	USD	3,604,260	55	630.00	11/07/2025	88,555	100,787
Vertex Pharmaceuticals, Inc.	Morgan Stanley	USD	1,787,394	42	415.00	11/07/2025	42,546	38,640
Watsco, Inc.	Morgan Stanley	USD	993,627	27	350.00	11/21/2025	42,224	16,065
Waystar Holding Corp.	Morgan Stanley	USD	709,830	198	35.00	11/21/2025	21,388	20,790
WW Grainger, Inc.	Morgan Stanley	USD	1,272,700	13	960.00	11/21/2025	34,085	18,395
Zeta Global Holdings Corp.	Morgan Stanley	USD	474,936	264	16.50	11/07/2025	22,466	17,160
Total							1,971,147	1,538,395

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Amazon.com, Inc.	Morgan Stanley	USD	(1,953,760)	(80)	260.00	11/14/2025	(13,939)	(10,960)
Apple, Inc.	Morgan Stanley	USD	(5,488,511)	(203)	300.00	11/21/2025	(11,786)	(6,395)
Astera Labs, Inc.	Morgan Stanley	USD	(485,368)	(26)	195.00	11/07/2025	(14,536)	(30,030)
Carvana Co.	Morgan Stanley	USD	(797,004)	(26)	440.00	11/07/2025	(12,239)	(13)
Cirrus Logic, Inc.	Morgan Stanley	USD	(875,490)	(66)	150.00	11/21/2025	(11,518)	(12,870)
Commvault Systems, Inc.	Morgan Stanley	USD	(1,475,732)	(106)	210.00	11/21/2025	(28,496)	(3,975)
MKS, Inc.	Morgan Stanley	USD	(1,911,343)	(133)	165.00	11/21/2025	(24,883)	(25,601)
Sandisk Corp.	Morgan Stanley	USD	(657,789)	(33)	235.00	11/07/2025	(19,386)	(6,518)
Silicon Motion Technology Corp.	Morgan Stanley	USD	(1,304,863)	(133)	125.00	12/19/2025	(17,687)	(20,948)
Total							(154,470)	(117,310)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Illinois Tool Works, Inc.	Morgan Stanley	USD	(1,609,872)	(66)	230.00	11/21/2025	(7,240)	(6,930)
IREN Ltd.	Morgan Stanley	USD	(801,900)	(132)	47.00	11/07/2025	(17,224)	(12,210)
QUALCOMM, Inc.	Morgan Stanley	USD	(1,302,480)	(72)	155.00	11/07/2025	(2,949)	(2,484)
Spotify Technology SA	Morgan Stanley	USD	(3,604,260)	(55)	550.00	11/07/2025	(17,277)	(9,735)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	USD	(1,532,052)	(36)	375.00	11/07/2025	(6,783)	(8,640)
WW Grainger, Inc.	Morgan Stanley	USD	(1,272,700)	(13)	880.00	11/21/2025	(5,578)	(2,925)
Total							(57,051)	(42,924)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,735,062	1,043,038	(5,652)	—	—	1,037,386	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,117,278	905,656	(4,376)	—	—	901,280	—
Total return on SanDisk Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,665,655	635,211	(4,010)	—	—	631,201	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,431,676	387,486	(5,025)	—	—	382,461	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,223,490	354,312	(4,595)	—	—	349,717	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	761,679	342,097	(1,574)	—	—	340,523	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	711,454	304,321	(1,470)	—	—	302,851	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	703,569	300,948	(1,454)	—	—	299,494	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,397,853	302,149	(4,956)	—	—	297,193	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,117,701	279,780	(4,377)	—	—	275,403	—
Total return on Snowflake, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,929,289	272,500	(3,987)	—	—	268,513	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	430,073	193,161	(889)	—	—	192,272	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	427,891	192,180	(884)	—	—	191,296	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,322,874	178,929	(2,734)	—	—	176,195	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,081,490	172,335	(2,235)	—	—	170,100	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,124,863	152,147	(2,325)	—	—	149,822	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	742,308	118,286	(1,534)	—	—	116,752	—
Total return on Viavi Solutions, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	279,403	100,722	(577)	—	—	100,145	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	258,011	100,023	(466)	—	—	99,557	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	563,039	96,320	(1,164)	—	—	95,156	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	209,324	94,015	(433)	—	—	93,582	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	702,236	88,487	(1,451)	—	—	87,036	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	532,977	84,929	(1,101)	—	—	83,828	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	778,209	82,589	(1,608)	—	—	80,981	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	166,830	74,929	(345)	—	—	74,584	—
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,134,241	73,992	(2,344)	—	—	71,648	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	152,830	65,372	(316)	—	—	65,056	—
Total return on Tower Semiconductor Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	388,428	57,607	(803)	—	—	56,804	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	411,908	54,419	(851)	—	—	53,568	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	331,823	52,876	(686)	—	—	52,190	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	305,252	52,220	(631)	—	—	51,589	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	363,401	48,271	(751)	—	—	47,520	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	296,007	47,169	(612)	—	—	46,557	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	276,056	43,990	(571)	—	—	43,419	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	300,418	39,905	(621)	—	—	39,284	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	300,351	39,896	(621)	—	—	39,275	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	84,602	37,998	(175)	—	—	37,823	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	356,712	37,857	(737)	—	—	37,120	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	81,778	36,729	(169)	—	—	36,560	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,460,251	38,529	(3,018)	—	—	35,511	—
Total return on Tower Semiconductor Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	229,853	34,089	(475)	—	—	33,614	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	467,710	32,217	(967)	—	—	31,250	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	231,133	30,702	(478)	—	—	30,224	—
Total return on Tower Semiconductor Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	187,428	27,797	(387)	—	—	27,410	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	837,778	28,713	(1,731)	—	—	26,982	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	395,217	27,223	(817)	—	—	26,406	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	972,777	25,666	(2,010)	—	—	23,656	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	414,494	24,451	(857)	—	—	23,594	—
Total return on Tower Semiconductor Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	156,425	23,199	(323)	—	—	22,876	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	133,511	22,840	(276)	—	—	22,564	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	49,619	22,286	(103)	—	—	22,183	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	44,227	19,863	(91)	—	—	19,772	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,028,095	22,585	(3,138)	—	—	19,447	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	138,673	18,757	(287)	—	—	18,470	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	159,300	16,906	(329)	—	—	16,577	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	156,922	16,653	(324)	—	—	16,329	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	139,197	14,773	(288)	—	—	14,485	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	138,630	14,712	(286)	—	—	14,426	—
Total return on Viavi Solutions, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	38,171	13,761	(79)	—	—	13,682	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	100,752	13,311	(208)	—	—	13,103	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	76,693	13,120	(158)	—	—	12,962	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	189,534	13,056	(392)	—	—	12,664	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	71,783	12,280	(148)	—	—	12,132	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	134,222	12,224	(208)	—	—	12,016	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	89,009	12,039	(184)	—	—	11,855	—
Total return on NVIDIA Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	95,490	12,032	(197)	—	—	11,835	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	478,860	12,635	(990)	—	—	11,645	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	255,486	11,818	(528)	—	—	11,290	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	81,914	11,079	(169)	—	—	10,910	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	440,348	11,619	(910)	—	—	10,709	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	156,068	10,751	(323)	—	—	10,428	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	181,862	10,728	(376)	—	—	10,352	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	154,363	10,633	(319)	—	—	10,314	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	145,302	10,008	(300)	—	—	9,708	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Bridgebio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	90,778	9,634	(188)	—	—	9,446	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	278,520	9,546	(576)	—	—	8,970	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	201,077	9,302	(416)	—	—	8,886	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	273,767	9,383	(566)	—	—	8,817	—
Total return on Credo Technology Group Holding Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	57,257	8,973	(180)	—	—	8,793	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	270,915	9,285	(560)	—	—	8,725	—
Total return on Guardant Health, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	810,458	8,212	(100)	—	—	8,112	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	109,638	7,552	(227)	—	—	7,325	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	51,683	6,865	(107)	—	—	6,758	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	63,879	6,779	(132)	—	—	6,647	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	465,392	6,800	(962)	—	—	5,838	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	52,553	5,578	(109)	—	—	5,469	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	30,864	5,280	(64)	—	—	5,216	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	76,441	5,265	(158)	—	—	5,107	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	45,505	5,034	(23)	—	—	5,011	—
Total return on Argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	3,344,001	11,849	(6,911)	—	—	4,938	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	46,946	4,982	(97)	—	—	4,885	—
Total return on Samsara, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	76,099	4,964	(157)	—	—	4,807	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	47,153	4,504	(49)	—	—	4,455	—
Total return on Castle Biosciences, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	241,549	4,449	—	—	—	4,449	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	137,095	4,698	(283)	—	—	4,415	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	45,779	4,361	(18)	—	—	4,343	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	47,514	4,301	(30)	—	—	4,271	—
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	51,320	3,535	(106)	—	—	3,429	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	47,609	3,488	(86)	—	—	3,402	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	103,296	3,540	(213)	—	—	3,327	—
Total return on Ionis Pharmaceuticals, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	135,586	3,577	(280)	—	—	3,297	—
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	31,543	3,347	(65)	—	—	3,282	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	232,918	3,403	(481)	—	—	2,922	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	224,175	3,275	(463)	—	—	2,812	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	218,341	3,190	(451)	—	—	2,739	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	218,033	3,186	(451)	—	—	2,735	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	51,509	2,382	(106)	—	—	2,276	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	51,280	2,372	(106)	—	—	2,266	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	39,955	1,961	(57)	—	—	1,904	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	115,082	1,682	(238)	—	—	1,444	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	20,052	1,381	(41)	—	—	1,340	—
Total return on Adaptive Biotechnologies Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	40,876	597	(84)	—	—	513	—
Total return on Palvella Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	10,760	498	(22)	—	—	476	—
Total return on Argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	313,194	1,110	(647)	—	—	463	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,944	469	(6)	—	—	463	—
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	39,740	(1,241)	(82)	—	—	—	(1,323)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	62,414	(1,949)	(129)	—	—	—	(2,078)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	74,261	(2,320)	(153)	—	—	—	(2,473)
Total return on Spotify Technology SA	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	104,052	(2,477)	(215)	—	—	—	(2,692)
Total return on Spotify Technology SA	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	120,163	(2,861)	(248)	—	—	—	(3,109)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	126,313	(3,945)	(261)	—	—	—	(4,206)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	184,512	(5,763)	(381)	—	—	—	(6,144)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	186,833	(5,835)	(386)	—	—	—	(6,221)
Total return on Zeta Global Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	218,476	(6,823)	(452)	—	—	—	(7,275)
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	192,906	(9,247)	(399)	—	—	—	(9,646)
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,226,762	(17,232)	(2,535)	—	—	—	(19,767)
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	545,356	(26,143)	(1,127)	—	—	—	(27,270)
Total return on Taiwan Semiconductor Manufacturing Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,770,060	(24,863)	(3,658)	—	—	—	(28,521)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	237,065	(32,603)	(490)	—	—	—	(33,093)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	237,421	(32,651)	(491)	—	—	—	(33,142)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	241,330	(33,189)	(499)	—	—	—	(33,688)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	239,198	(33,314)	(494)	—	—	—	(33,808)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	414,775	(57,043)	(857)	—	—	—	(57,900)
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	692,358	(95,218)	(1,431)	—	—	—	(96,649)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	697,689	(95,951)	(1,442)	—	—	—	(97,393)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	725,768	(99,813)	(1,500)	—	—	—	(101,313)
Total return on Carvana Co.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,182,482	(162,624)	(2,444)	—	—	—	(165,068)
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	661,076	22,657	(1,366)	—	—	21,291	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	576,263	19,751	(1,191)	—	—	18,560	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	432,091	14,809	(893)	—	—	13,916	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	130,282	11,621	(185)	—	—	11,436	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	279,048	9,564	(577)	—	—	8,987	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	119,933	8,752	(155)	—	—	8,597	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	68,019	2,332	(141)	—	—	2,191	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	128,750	2,011	(233)	—	—	1,778	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	258,253	647	(32)	—	—	615	—
Total return on Cidara Therapeutics, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/26/2026	USD	306,878	(678)	—	—	—	—	(678)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	43,912	(280)	(42)	—	—	—	(322)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	74,650	(475)	(71)	—	—	—	(546)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	370,458	(2,356)	(358)	—	—	—	(2,714)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	502,293	(3,194)	(485)	—	—	—	(3,679)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	745,506	(4,740)	(721)	—	—	—	(5,461)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	951,693	(6,051)	(907)	—	—	—	(6,958)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,079,137	(6,861)	(1,029)	—	—	—	(7,890)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,760,173	(11,192)	(1,678)	—	—	—	(12,870)
Total return on AtkinsRealis Group, Inc.	CABROVER plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	2,216,159	(14,091)	(2,113)	—	—	—	(16,204)
1-Day Overnight Fed Funds Effective Rate minus 0.450%	Total return on Summit Partners Custom Basket EXTTRS2-LT*	Monthly	Morgan Stanley	09/27/2027	USD	2,179,387	104,083	3,536	—	—	107,619	—
Total							7,791,699	(134,915)	—	—	8,486,885	(830,101)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.870%
CABROVER	Bank of Canada Overnight Lending Rate	2.250%
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Additional information — Total return basket swaps
* The following table represents the individual positions and related values within the Summit Partners Custom Basket EXTTRS2-LT total return basket swap as of October 31, 2025:
Description	Shares	Value ($)	Weight (%)
ADAPTIVE BIOTECHNOLOGIES	569	9,870	0.48
AEVA TECHNOLOGIES INC	710	11,609	0.56
ALPHATEC HOLDINGS INC	598	11,347	0.55
AMER SPORTS INC	945	29,511	1.42
AMER SUPERCOND	273	16,188	0.78
AMPRIUS TECHNOLOGIES INC	1,423	20,056	0.97
APPLIED DIGITAL CORP	1,978	68,559	3.30
APPLOVIN CORP-CLASS A	61	38,730	1.87
ARCHER AVIATION INC	4,042	45,351	2.19
ARGAN INC	80	24,450	1.18
ASTERA LABS INC	146	27,185	1.31
ATYR PHARMA INC	1,103	955	0.05
BLACKSKY TECHNOLOGY INC	480	10,128	0.49
BLOOM ENERGY CORP- A	534	70,549	3.40
CELCUITY INC	247	19,066	0.92
CENTRUS ENERGY CORP	152	55,692	2.68
CERENCE INC	628	6,738	0.32
CIDARA THERAPEUTICS INC	115	12,541	0.60
CLOUDFLARE INC - CLASS A	152	38,481	1.85
COMMSCOPE HLDING	1,871	32,372	1.56
CREDO TECHNOLOGY GROUP HOLDI	205	38,509	1.86
DAVE INC	133	31,885	1.54
D-WAVE QUANTUM INC	2,020	74,865	3.61
DXP ENTERPRISES	42	5,009	0.24
FUBOTV INC	3,295	12,454	0.60
GE VERNOVA LLC	52	30,594	1.47
GENEDX HOLDINGS CORP	189	25,936	1.25
GRAIL INC	176	16,163	0.78
GROUPON INC	494	9,948	0.48
GUARDANT HEALTH INC	600	55,778	2.69
HIMS & HERS HEALTH INC	703	31,938	1.54
INNODATA INC	317	23,621	1.14
IONQ INC	753	46,946	2.26
IRHYTHM TECHNOLOGIES INC	109	20,362	0.98
JOBY AVIATION INC	2,498	43,317	2.09
KRATOS DEFENSE & SECURITY SOLTNS INC	513	46,519	2.24
LEMONADE INC	696	41,798	2.01
LIFE360 INC	175	17,284	0.83
LIQUIDIA CORPORATION	682	16,612	0.80
MICROVAST HOLDINGS INC	1,398	7,620	0.37
MP MATERIALS CORP	533	33,615	1.62
NAVITAS SEMICONDUCTOR CORP	4,068	54,755	2.64
NLIGHT INC	246	8,125	0.39
OKLO INC	448	59,492	2.87
OUSTER INC	678	22,614	1.09
PAGAYA TECHNOLOGIES LTD -A	930	24,999	1.20
PALANTIR TECHNOLOGIES INC-A	199	39,888	1.92
PLANET LABS PBC	1,197	16,099	0.78
PORCH GROUP INC	470	7,075	0.34
RAMACO RESOURCES INC	794	24,119	1.16
REALREAL INC/THE	888	10,842	0.52
REDDIT INC-CL A	132	27,632	1.33
RIGEL PHARMA	257	8,104	0.39
RIGETTI COMPUTING INC	1,987	87,954	4.24
ROBINHOOD MARKETS INC - A	287	42,153	2.03
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Description	Shares	Value ($)	Weight (%)
ROBLOX CORP -CLASS A	256	29,057	1.40
ROCKET LAB CORP	722	45,488	2.19
ROOT INC/OH -CLASS A	145	11,705	0.56
RUBRIK INC-A	418	31,438	1.51
SCHOLAR ROCK HOLDING CORP	490	14,514	0.70
SEZZLE INC-CDI	301	19,713	0.95
SOFI TECHNOLOGIES INC	1,325	39,327	1.90
SOLARIS ENERGY INFRASTRUCTURE	423	22,531	1.09
SOLID POWER INC	2,885	18,117	0.87
SSR MINING INC	834	18,805	0.91
STRATEGY INC	104	28,070	1.35
SUPER GROUP SGHC LTD	504	5,442	0.26
TALEN ENERGY CORP	82	32,974	1.59
TAPESTRY INC	319	35,087	1.69
THREDUP INC - CLASS A	648	5,700	0.27
TTM TECHS	504	33,878	1.63
TURNING POINT BRANDS INC	104	9,319	0.45
TUTOR PERINI CORP	146	9,807	0.47
UNITED STATES ANTIMONY CORP	1,558	12,570	0.61
VERASTEM INC	706	6,674	0.32
WILLDAN GROUP INC	152	14,400	0.69
XERIS BIOPHARMA HOLDINGS INC	596	5,781	0.28
XOMETRY INC-A	223	10,836	0.52
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.220%
	51,408,035	82,447,267	(82,612,630)	2,520	51,245,192	(2,026)	1,028,407	51,260,570
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,322,253	998,664	—	7,320,917
Consumer Discretionary	11,418,997	868,056	—	12,287,053
Consumer Staples	6,494,009	447,629	—	6,941,638
Energy	3,092,505	298,748	—	3,391,253
Financials	20,442,503	3,218,784	—	23,661,287
Health Care	24,209,861	1,932,019	—	26,141,880
Industrials	26,146,370	2,056,066	—	28,202,436
Information Technology	40,934,260	1,206,540	—	42,140,800
Materials	5,448,234	—	—	5,448,234
Real Estate	3,970,037	—	—	3,970,037
Utilities	8,877,724	1,167,291	—	10,045,015
Total Common Stocks	157,356,753	12,193,797	—	169,550,550
Exchange-Traded Equity Funds	49,367,409	—	—	49,367,409
Warrants
Information Technology	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Call Option Contracts Purchased	1,998,369	—	—	1,998,369
Put Option Contracts Purchased	1,538,395	—	—	1,538,395
Money Market Funds	51,245,192	—	—	51,245,192
Total Investments in Securities	261,506,118	12,193,797	0 *	273,699,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities Sold Short
Common Stocks
Communication Services	(4,233,000)	(723,214)	—	(4,956,214)
Consumer Discretionary	(19,921,270)	(490,295)	—	(20,411,565)
Consumer Staples	(4,848,921)	(933,312)	—	(5,782,233)
Energy	(1,401,867)	—	—	(1,401,867)
Financials	(13,188,693)	(2,530,026)	—	(15,718,719)
Health Care	(12,001,045)	(292,978)	—	(12,294,023)
Industrials	(22,344,400)	(1,576,772)	—	(23,921,172)
Information Technology	(25,312,895)	(440,941)	—	(25,753,836)
Materials	(1,145,541)	(747,077)	—	(1,892,618)
Real Estate	(1,198,971)	(1,877,345)	—	(3,076,316)
Utilities	(459,906)	(568,586)	—	(1,028,492)
Total Common Stocks	(106,056,509)	(10,180,546)	—	(116,237,055)
Exchange-Traded Equity Funds	(11,194,214)	—	—	(11,194,214)
Limited Partnerships	(64,514)	—	—	(64,514)
Preferred Stocks
Consumer Discretionary	—	(250,356)	—	(250,356)
Total Preferred Stocks	—	(250,356)	—	(250,356)
Total Investments in Securities Sold Short	(117,315,237)	(10,430,902)	—	(127,746,139)
Total Investments in Securities, Net of Securities Sold Short	144,190,881	1,762,895	0 *	145,953,776
Investments in Derivatives
Asset
Swap Contracts	—	8,486,885	—	8,486,885
Liability
Call Option Contracts Written	(117,310)	—	—	(117,310)
Put Option Contracts Written	(42,924)	—	—	(42,924)
Swap Contracts	—	(830,101)	—	(830,101)
Total	144,030,647	9,419,679	0 *	153,450,326

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $164,498,117)	$218,917,959
Affiliated issuers (cost $51,246,551)	51,245,192
Option contracts purchased (cost $4,321,016)	3,536,764
Foreign currency (cost $803)	747
Cash collateral held at broker for:
Swap contracts	14,850,000
Securities sold short	37,225,295
Other(a)	107,865,968
Unrealized appreciation on swap contracts	8,486,885
Receivable for:
Investments sold	2,041,881
Capital shares sold	205,495
Dividends	237,389
Interest	515,403
Foreign tax reclaims	214,297
Expense reimbursement due from Investment Manager	2,640
Prepaid expenses	3,224
Deferred compensation of board members	58,785
Total assets	445,407,924
Liabilities
Securities sold short, at value (proceeds $130,318,025)	127,746,139
Option contracts written, at value (premiums received $211,521)	160,234
Due to custodian	1,460,775
Unrealized depreciation on swap contracts	830,101
Payable for:
Investments purchased	10,765,159
Capital shares redeemed	269,835
Dividends and interest on securities sold short	106,684
Management services fees	13,330
Transfer agent fees	39,466
Compensation of chief compliance officer	25
Compensation of board members	1,083
Other expenses	65,215
Deferred compensation of board members	88,117
Total liabilities	141,546,163
Net assets applicable to outstanding capital stock	$303,861,761
Represented by
Paid in capital	214,651,380
Total distributable earnings (loss)	89,210,381
Total - representing net assets applicable to outstanding capital stock	$303,861,761
Institutional Class
Net assets	$303,861,761
Shares outstanding	36,074,844
Net asset value per share	$8.42

(a)	Includes collateral related to option contracts purchased, option contracts written and securities sold short.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Statement of Operations
Six Months Ended October 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,594,903
Dividends — affiliated issuers	1,028,407
Interest	1,375,533
Interfund lending	1,336
Foreign taxes withheld	(25,432)
Total income	3,974,747
Expenses:
Management services fees	2,314,295
Transfer agent fees
Institutional Class	267,603
Custodian fees	56,334
Printing and postage fees	33,179
Registration fees	21,106
Accounting services fees	27,423
Legal fees	10,098
Dividends and interest on securities sold short	669,974
Interest on interfund lending	148
Compensation of chief compliance officer	24
Compensation of board members	7,118
Deferred compensation of board members	5,681
Other	9,695
Total expenses	3,422,678
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(447,663)
Total net expenses	2,975,015
Net investment income	999,732
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,726,942
Investments — affiliated issuers	(2,026)
Foreign currency translations	191,518
Option contracts purchased	(10,802,838)
Option contracts written	269,217
Securities sold short	(16,840,871)
Swap contracts	20,943,718
Net realized gain	5,485,660
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,260,817
Investments — affiliated issuers	2,520
Foreign currency translations	(183,778)
Option contracts purchased	126,331
Option contracts written	(41,036)
Securities sold short	(1,918,976)
Swap contracts	6,262,198
Net change in unrealized appreciation (depreciation)	35,508,076
Net realized and unrealized gain	40,993,736
Net increase in net assets resulting from operations	$41,993,468
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025
Operations
Net investment income	$999,732	$1,974,243
Net realized gain	5,485,660	43,524,851
Net change in unrealized appreciation (depreciation)	35,508,076	(10,653,389)
Net increase in net assets resulting from operations	41,993,468	34,845,705
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	—	(25,400,971)
Total distributions to shareholders	—	(25,400,971)
Decrease in net assets from capital stock activity	(2,760,190)	(17,397,541)
Total increase (decrease) in net assets	39,233,278	(7,952,807)
Net assets at beginning of period	264,628,483	272,581,290
Net assets at end of period	$303,861,761	$264,628,483

	Six Months Ended		Year Ended
	October 31, 2025 (Unaudited)		April 30, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	3,093,051	23,678,708	4,931,184	36,836,847
Distributions reinvested	—	—	3,409,526	25,400,971
Shares redeemed	(3,375,451)	(26,438,898)	(10,369,999)	(79,635,359)
Net decrease	(282,400)	(2,760,190)	(2,029,289)	(17,397,541)

Total net decrease	(282,400)	(2,760,190)	(2,029,289)	(17,397,541)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$7.28	$7.10	$6.42	$7.42	$7.23	$6.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.10	0.04	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.11	0.88	0.69	(0.28)	0.80	1.31
Total from investment operations	1.14	0.93	0.79	(0.24)	0.73	1.23
Distributions to shareholders
Distributions from net investment income	—	(0.29)	(0.09)	(0.15)	(0.08)	—
Distributions from net realized gains	—	(0.46)	(0.02)	(0.61)	(0.46)	—
Total distributions to shareholders	—	(0.75)	(0.11)	(0.76)	(0.54)	—
Net asset value, end of period	$8.42	$7.28	$7.10	$6.42	$7.42	$7.23
Total return	15.66%	12.89%	12.34%	(3.44%)	10.42%	20.50%
Ratios to average net assets
Total gross expenses(a)	2.37%(b),(c)	2.56%(b),(c)	2.36%(b),(c)	2.62%(b),(c)	2.61%(b),(c),(d)	2.90%(b),(c),(d)
Total net expenses(a),(e)	2.06%(b),(c)	2.37%(b),(c)	2.07%(b),(c)	2.35%(b),(c)	2.43%(b),(c),(d)	2.71%(b),(c),(d)
Net investment income (loss)	0.69%	0.71%	1.47%	0.62%	(1.00%)	(1.31%)
Supplemental data
Net assets, end of period (in thousands)	$303,862	$264,628	$272,581	$259,763	$266,700	$278,350
Portfolio turnover	120%	344%	193%	399%	323%	254%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2025	4/30/2025	4/30/2024	4/30/2023	4/30/2022	4/30/2021
Institutional Class	0.46%	0.64%	0.41%	0.51%	0.59%	0.87%

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements
October 31, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity risk, to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate and to manage long or short exposure to the total return on a basket of reference securities in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	3,536,764
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	8,486,885 *
Total		12,023,649

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	160,234
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	830,101 *
Total		990,335

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(10,802,838)	269,217	20,943,718	10,410,097

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	126,331	(41,036)	6,262,198	6,347,493
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2025:
Derivative instrument	Average value ($)
Option contracts purchased	2,923,808
Option contracts written	(386,321)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Total return swap contracts	2,603,339	(791,648)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of October 31, 2025:
	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley (a)	Total
Assets
Call option contracts purchased	$-	1,998,369	-	-	1,998,369
Put option contracts purchased	-	1,538,395	-	-	1,538,395
OTC total return swap contracts (b)	-	-	8,486,885	-	8,486,885
Total assets	-	3,536,764	8,486,885	-	12,023,649
Liabilities
Call option contracts written	-	117,310	-	-	117,310
Put option contracts written	-	42,924	-	-	42,924
OTC total return swap contracts (b)	-	-	830,101	-	830,101
Securities borrowed	10,445,071	91,122,037	-	26,179,031	127,746,139
Total liabilities	10,445,071	91,282,271	830,101	26,179,031	128,736,474
Total financial and derivative net assets	(10,445,071)	(87,745,507)	7,656,784	(26,179,031)	(116,712,825)
Total collateral received (pledged) (c)	(10,445,071)	(87,745,507)	-	(26,179,031)	(124,369,609)
Net amount (d)	$-	-	7,656,784	-	7,656,784

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Effective February 26, 2025 (Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreement with Boston Partners Global Investors, Inc., and Summit Partners Public Asset Management, LLC, each of which subadvises a portion of the assets of the Fund. Los Angeles Capital Management, LLC is expected to begin serving as subadviser to a portion of the Fund’s portfolio in the first quarter of 2026. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.19
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2025 through August 31, 2026 (%)	Prior to September 1, 2025 (%)
Institutional Class	1.79	1.82
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. The Fund’s management services fee voluntary waiver, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
89,536,000	72,975,000	(9,061,000)	63,914,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $378,954,819 and $416,589,602, respectively, for the six months ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	220,000	4.86	5
Lender	1,414,286	4.89	7
Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended October 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Directional Alternative Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Directional Alternative Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Renewal Subadvisory Agreements) between the Investment Manager and each of Boston Partners Global Investors, Inc. (Boston Partners) and Summit Partners Public Asset Management, LLC (Summit) (collectively, the Renewal Subadvisers), the Renewal Subadvisers provide portfolio management and related services for the Fund.
The Fund’s Board of Trustees (the Board) at its September 5, 2025 meeting (the September Meeting), considered the initial approval of the Subadvisory Agreement between the Investment Manager and Los Angeles Capital Management LLC (LA Capital) with respect to the Fund. At the September Meeting, independent legal counsel (Independent Legal Counsel) to the independent Board members (the Independent Trustees) reviewed with the Board the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board and its Compliance and Investment Review Committees in connection with the Board’s evaluation of LA Capital’s proposed services.
Independent legal counsel noted that LA Capital already serves as subadviser to Multi-Manager Large Cap Growth Strategies Fund and, in this regard, that the existing subadvisory agreement would be amended to add the Fund and provide for fees payable by the Investment Manager to LA Capital for its service to the Fund (the Subadvisory Agreement), but that no other changes to the existing subadvisory agreement were proposed.  The Board noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for Multi-Manager Large Cap Growth Strategies Fund at the Contracts Committee and full Board meetings in March and June 2025.
The Trustees held discussions with the Investment Manager and LA Capital and reviewed and considered various written materials and oral presentations in connection with the evaluation of  LA Capital’s proposed services, including the reports from management with respect to the fees and terms of the proposed amended Subadvisory Agreement and LA Capital’s investment strategy/style and performance and from the Compliance Committee, with respect to the code of ethics and compliance program of  LA Capital. In considering the Subadvisory Agreement, the Board reviewed, among other things:
•
Terms of the Subadvisory Agreement;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of various services proposed to be performed by  LA Capital under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•
Information regarding the experience and resources of  LA Capital, including information regarding senior management, portfolio managers, and other personnel;
•
Information regarding the capabilities of  LA Capital’s compliance program; and
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including a majority of the Independent Trustees, upon the recommendation of the Investment Manager, unanimously approved the Subadvisory Agreement between the Investment Manager and  LA Capital with respect to the Fund on September 5, 2025.
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Renewal Subadvisory Agreements (together, the Renewal Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information

Multi-Manager Directional Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
by Independent Legal Counsel, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Renewal Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Renewal Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Renewal Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Renewal Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Renewal Subadvisers under the Renewal Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Renewal Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Renewal Advisory Agreements.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
When considering the approval of the amended Subadvisory Agreement with LA Capital, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by LA Capital as a subadviser for the Fund, as well as the history, reputation, expertise, resources and relative capabilities, and the qualifications of the personnel of LA Capital. The Board considered the diligence and selection process undertaken by the Investment Manager to select LA Capital, including the Investment Manager’s rationale for recommending LA Capital, and the process for monitoring LA Capital’s ongoing performance of services for the Fund. The Board observed that the compliance program of LA Capital, as an existing subadviser, is subject to ongoing review by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding LA Capital’s ability to carry out its responsibilities under the Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of LA Capital. The Board also noted the presentation by LA Capital to the Board’s Investment Review Committee.
The Board also discussed the acceptability of the terms of the Subadvisory Agreement. In this regard, the Board noted that the nature, extent and quality of services provided by LA Capital were not proposed to change as a result of the addition of the Fund. The Board noted the Investment Manager’s representation that LA Capital has experience subadvising registered mutual funds, including a Fund overseen by the Board.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement with LA Capital.
When considering the renewal of the Renewal Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Renewal Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Renewal Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Renewal Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board considered each Renewal Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Renewal Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Renewal Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Renewal Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Renewal Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Renewal Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Renewal Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Renewal Advisory Agreements supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
Investment performance
When considering the approval of the amended Subadvisory Agreement with LA Capital, the Board observed LA Capital’s relevant performance results versus the Fund’s benchmark and versus peers over various periods, noting outperformance results versus certain peers and industry benchmarks over certain of the 1-, 3- and 5-year periods ended December 31, 2024.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of LA Capital, in light of other considerations, supported the approval of the Subadvisory Agreement.
When considering each of the Renewal Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each Renewal Subadviser and the Investment Manager’s process for monitoring such Renewal Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Renewal Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Renewal Subadviser.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Renewal Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Renewal Subadviser’s contribution to the Fund’s broader investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Renewal Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
When considering the approval of the amended Subadvisory Agreement with LA Capital, the Board reviewed the proposed level of subadvisory fees under the Subadvisory Agreement, noting that the proposed subadvisory fees payable to LA Capital would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for LA Capital were within a reasonable range of subadvisory fees paid by the Investment
Multi-Manager Directional Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Manager to the subadvisers of other Funds with similar strategies.  The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers.
Additionally, the Board considered the expected slight increase in the total profitability of the Investment Manager and its affiliates in connection with the Subadvisory Agreement. Because the Subadvisory Agreement was negotiated at arm’s length by the Investment Manager, which is responsible for payments to the subadviser thereunder, the Board did not consider the profitability to LA Capital from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement with LA Capital.
When considering the Renewal Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Renewal Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
Additionally, the Board reviewed the level of subadvisory fees paid to each Renewal Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Renewal Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Renewal Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Renewal Subadvisers thereunder, the Board did not consider the profitability to each Renewal Subadviser from its relationship with the Fund.
With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.

Multi-Manager Directional Alternative Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Economies of scale
When considering the Renewal Advisory Agreements, the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.
When considering the approval of the amended Subadvisory Agreement with LA Capital, the Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected slight increase in profitability to the Investment Manager as a result of the amended Subadvisory Agreement. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund).
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement with LA Capital on September 5, 2025 and to continue the Management Agreement and each of the Renewal Subadvisory Agreements on June 26, 2025.  In reaching its conclusions, no single factor was determinative.
On September 5, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement with LA Capital appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement. On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Renewal Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Renewal Advisory Agreements.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025